SCHEDULE OF RECONCILIATION OF STATUTORY TAX RATE FOR INCOME TAXES (Details)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Income Tax Disclosure [Abstract]
Cayman Islands statutory tax rate	0.00%	0.00%	0.00%
HK SAR statutory tax rate	16.50%	16.50%	16.50%
Tax allowance	0.50%	0.10%	0.50%
Non-assessable income	0.00%	0.30%	0.10%
Non-deductible expenses	(3.60%)	(7.90%)	(17.30%)
Tax losses not recognized	(13.70%)	(9.30%)	(0.40%)
Utilization of tax losses	0.30%	0.30%
Two-tier tax rate			0.30%
Effective tax rate			(0.30%)